Airport Concessions - Summary of Value of Concessions (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Amortization	$ 1,119,102	$ 1,047,507	$ 949,711
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Total consideration of acquisition				$ 176,086,000	$ 176,086,000	$ 176,086,000
Translation effect for Amortization	35,629	32,941	6,600
Amortization	466,749	464,061	400,953
MBJA [Member] | Other airport concession [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Translation effects for concessions	$ 445,304	$ 608,817	$ 345,908